The Company, basis of presentation and significant accounting policies (Details) € in Thousands		12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)
The Company and basis of presentation
Number of companies consolidated | item		2,343	2,305
Number of companies accounted for by the equity method | item		50	49
Number of first-time consolidations companies | item		90	113
Number of companies deconsolidated | item		52	22
Selling, general and administrative expenses previously recorded in (gain) loss related to divestitures of Care Coordination activities
The Company and basis of presentation
Amount of reclassifications or changes in presentation			€ 30,779	€ 28,788
Current provisions and other current liabilities reclassified to non-current provisions and other non-current liabilities
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 103,409
Change in classification out of Cost of materials
The Company and basis of presentation
Amount of reclassifications or changes in presentation			€ 316,666	€ 336,600
Argentina
The Company and basis of presentation
Index at December 31, 2021		582.5
Calendar year increase		51.00%
Loss on net monetary position in EUR		€ 27,657
Lebanon
The Company and basis of presentation
Index at December 31, 2021		921.40
Calendar year increase		224.00%
Loss on net monetary position in EUR		€ 1,327